Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets Not Subject to Amortization

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2014	As of December 31, 2015
Goodwill	$6,780,827	$2,620,627
Orbital locations	2,387,700	2,387,700
Trade name	70,400	65,200

Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consisted of the following (in thousands):

	As of December 31, 2014			As of December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Backlog and other	$743,760	$(615,285)	$128,475	$743,760	$(647,534)	$96,226
Customer relationships	534,030	(161,960)	372,070	534,030	(189,926)	344,104

Total	$1,277,790	$(777,245)	$500,545	$1,277,790	$(837,460)	$440,330

Scheduled Amortization Charges for Intangible Assets	Scheduled amortization charges for the intangible assets over the next five years are as follows (in thousands):

Year	Amount
2016	$48,491
2017	42,254
2018	38,481
2019	34,351
2020	31,103